GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 26, 2020
Schedule of Goodwill by Segment	The changes in the net carrying amount of goodwill by reporting segment for the years ended December 26, 2020 and December 28, 2019, are as follows (in thousands):

	Retail	Industrial	Construction	All Other	Corporate	Total
Balance as of December 29, 2018	$55,509	$78,646	$82,728	$7,234	$—	$224,117
2019 Acquisitions	2,589	6,250			—	8,839
2019 Purchase Accounting Adjustments		(3,620)				(3,620)
Foreign Exchange, Net			183	17	—	200
Balance as of December 28, 2019	58,098	81,276	82,911	7,251	—	229,536
2020 Acquisitions	3,643	6,549	18,902	4,441	—	33,535
2020 Purchase Accounting Adjustments	202	2	—	—	—	204
2020 Impairments	—	—	(11,485)	—	—	(11,485)
Foreign Exchange, Net	—	—	401	2	—	403
Balance as of December 26, 2020	$61,943	$87,827	$90,729	$11,694	$—	$252,193

Other Intangible Assets

The following amounts were included in other amortizable intangible assets, net as of December 26, 2020 and December 28, 2019 (in thousands):

	2020			2019
		Accumulated			Accumulated
	Assets	Amortization	Net Value	Assets	Amortization	Net Value
Non-compete agreements	$4,847	$(2,728)	$2,119	$5,092	$(2,262)	$2,830
Customer relationships	80,343	(17,021)	63,322	48,084	(10,079)	38,005
Licensing agreements	4,589	(4,589)	—	4,589	(4,368)	221
Patents	965	(509)	456	914	(421)	493
Tradename	8,019	(2,123)	5,896	7,966	(1,202)	6,764
Software	505	(46)	459	—	—	—
Total	$99,268	$(27,016)	$72,252	$66,645	$(18,332)	$48,313

Estimated Useful Lives of Intangible Assets

Weighted Average
Intangible Asset Type	Estimated Useful Life	Amortization Period
Non-compete agreements	3 to 15 years	10.1 years
Customer relationship	5 to 15 years	6.3 years
Licensing agreements	10 years	10 years
Tradename (amortizable)	3 to 15 years	11.5 years
Software	3 to 5 years	3.7 years

Expected Amortization Expense

Amortization expense of intangibles totaled $8.7 million, $6.3 million and $6.4 million in 2020, 2019 and 2018, respectively. The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2021	$12,074
2022	11,759
2023	11,018
2024	10,795
2025	7,900
Thereafter	18,706
Total	$72,252